Quarterly Report
December 31, 2024
MFS®  Mid Cap Value Fund
MDV-Q1

Portfolio of Investments
12/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 3.0%
Howmet Aerospace, Inc.	1,249,993	$136,711,734
KBR, Inc.	2,281,782	132,183,631
L3Harris Technologies, Inc.	514,488	108,186,537
Leidos Holdings, Inc.	734,284	105,780,953
Standard Aero, Inc. (a)	1,228,501	30,417,685
		$513,280,540
Airlines – 1.2%
Alaska Air Group, Inc. (a)	1,206,910	$78,147,423
Delta Air Lines, Inc.	2,209,540	133,677,170
		$211,824,593
Apparel Manufacturers – 1.5%
PVH Corp.	1,076,794	$113,870,966
Skechers USA, Inc., “A” (a)	1,998,630	134,387,881
		$248,258,847
Automotive – 1.7%
Aptiv PLC (a)	2,159,388	$130,599,786
LKQ Corp.	4,150,789	152,541,496
		$283,141,282
Biotechnology – 0.4%
Biogen, Inc. (a)	445,533	$68,130,906
Broadcasting – 0.5%
Omnicom Group, Inc.	980,840	$84,391,474
Brokerage & Asset Managers – 3.3%
Carlyle Group, Inc.	1,796,572	$90,708,920
Evercore Partners, Inc.	438,786	121,627,091
Raymond James Financial, Inc.	1,485,156	230,689,282
TPG, Inc.	1,904,701	119,691,411
		$562,716,704
Business Services – 2.5%
Fidelity National Information Services, Inc.	1,636,516	$132,181,397
Global Payments, Inc.	1,500,277	168,121,041
TransUnion	1,286,445	119,266,316
		$419,568,754
Chemicals – 0.9%
Eastman Chemical Co.	1,692,747	$154,581,656
Computer Software – 1.1%
Check Point Software Technologies Ltd. (a)	545,393	$101,824,873
Dun & Bradstreet Holdings, Inc.	7,389,569	92,074,030
		$193,898,903
Computer Software - Systems – 1.3%
CDW Corp.	532,109	$92,608,251
Zebra Technologies Corp., “A” (a)	358,341	138,398,461
		$231,006,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 6.0%
Allegion PLC	949,306	$124,055,308
Builders FirstSource, Inc. (a)	632,421	90,391,934
Essex Property Trust, Inc., REIT	441,040	125,890,458
Mid-America Apartment Communities, Inc., REIT	794,885	122,865,374
Mohawk Industries, Inc. (a)	642,619	76,555,201
Otis Worldwide Corp.	1,056,801	97,870,341
Stanley Black & Decker, Inc.	1,296,811	104,120,955
Sun Communities, Inc., REIT	976,781	120,114,760
Toll Brothers, Inc.	1,325,811	166,985,895
		$1,028,850,226
Consumer Products – 2.3%
Estée Lauder Cos., Inc., “A”	537,291	$40,286,079
International Flavors & Fragrances, Inc.	1,399,991	118,369,239
Kenvue, Inc.	6,975,156	148,919,581
Newell Brands, Inc.	7,774,988	77,438,880
		$385,013,779
Consumer Services – 0.2%
Avis Budget Group, Inc. (a)	447,776	$36,095,223
Containers – 1.7%
Avery Dennison Corp.	616,299	$115,328,032
Graphic Packaging Holding Co.	6,350,770	172,486,913
		$287,814,945
Electrical Equipment – 1.9%
Berry Global, Inc.	1,748,451	$113,072,326
Johnson Controls International PLC	1,158,608	91,448,930
TE Connectivity PLC	849,401	121,438,861
		$325,960,117
Electronics – 4.0%
Corning, Inc.	2,952,516	$140,303,560
Flex Ltd. (a)	4,205,853	161,462,697
Marvell Technology, Inc.	683,762	75,521,513
NXP Semiconductors N.V.	512,224	106,465,758
ON Semiconductor Corp. (a)	1,518,176	95,720,997
Onto Innovation, Inc. (a)	217,162	36,194,390
Skyworks Solutions, Inc.	788,779	69,948,922
		$685,617,837
Energy - Independent – 3.1%
Diamondback Energy, Inc.	916,360	$150,127,259
Expand Energy Corp.	1,488,771	148,207,153
Permian Resources Corp.	8,836,172	127,064,153
Valero Energy Corp.	863,511	105,857,814
		$531,256,379
Energy - Renewables – 0.4%
AES Corp.	5,615,552	$72,272,154
Engineering - Construction – 1.4%
Jacobs Solutions, Inc.	1,036,310	$138,471,742
Quanta Services, Inc.	331,202	104,676,392
		$243,148,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.8%
Coca-Cola Europacific Partners PLC	1,655,770	$127,179,694
ConAgra Brands, Inc.	3,027,780	84,020,895
Hershey Co.	444,058	75,201,222
Ingredion, Inc.	854,787	117,584,500
Lamb Weston Holdings, Inc.	1,015,488	67,865,063
		$471,851,374
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	5,557,433	$109,147,984
Forest & Paper Products – 0.6%
International Paper Co.	1,869,363	$100,609,117
Gaming & Lodging – 2.5%
Hyatt Hotels Corp.	739,251	$116,047,622
International Game Technology PLC	4,520,598	79,833,761
VICI Properties, Inc., REIT	4,701,705	137,336,803
Viking Holdings Ltd. (a)	2,115,061	93,189,587
		$426,407,773
Health Maintenance Organizations – 0.5%
Humana, Inc.	328,547	$83,355,659
Insurance – 8.3%
American International Group, Inc.	1,932,040	$140,652,512
Assurant, Inc.	833,322	177,680,917
Corebridge Financial, Inc.	4,483,109	134,179,452
Equitable Holdings, Inc.	2,825,633	133,285,109
Everest Group Ltd.	263,645	95,560,767
Hanover Insurance Group, Inc.	754,399	116,675,349
Hartford Financial Services Group, Inc.	2,082,157	227,787,976
Lincoln National Corp.	2,798,815	88,750,424
Voya Financial, Inc.	1,727,404	118,897,217
Willis Towers Watson PLC	589,619	184,692,255
		$1,418,161,978
Leisure & Toys – 1.8%
Brunswick Corp.	1,587,826	$102,700,586
Electronic Arts, Inc.	870,435	127,344,640
Mattel, Inc. (a)	4,752,208	84,256,648
		$314,301,874
Machinery & Tools – 4.4%
AGCO Corp.	1,208,612	$112,981,050
ITT, Inc.	820,383	117,216,323
PACCAR, Inc.	946,046	98,407,705
Pentair PLC	1,409,896	141,891,933
Regal Rexnord Corp.	840,244	130,347,052
Wabtec Corp.	823,807	156,185,569
		$757,029,632
Major Banks – 0.8%
Regions Financial Corp.	5,979,726	$140,643,156
Medical & Health Technology & Services – 3.3%
Cencora, Inc.	714,702	$160,579,245
ICON PLC (a)	461,735	96,830,447
Labcorp Holdings, Inc.	437,297	100,280,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	570,680	$102,391,406
Ventas, Inc., REIT	1,744,942	102,759,634
		$562,841,680
Medical Equipment – 3.6%
Agilent Technologies, Inc.	1,502,337	$201,823,952
GE Healthcare Technologies, Inc.	995,654	77,840,230
Revvity, Inc.	697,917	77,894,516
STERIS PLC	479,910	98,650,300
Teleflex, Inc.	447,396	79,627,540
Zimmer Biomet Holdings, Inc.	762,214	80,512,665
		$616,349,203
Metals & Mining – 0.6%
United States Steel Corp.	3,049,211	$103,642,682
Natural Gas - Distribution – 0.6%
Atmos Energy Corp.	709,611	$98,827,524
Natural Gas - Pipeline – 1.8%
Plains GP Holdings LP	5,592,388	$102,788,091
Targa Resources Corp.	1,134,363	202,483,796
		$305,271,887
Oil Services – 0.9%
Halliburton Co.	2,332,420	$63,418,500
TechnipFMC PLC	2,930,611	84,811,882
		$148,230,382
Other Banks & Diversified Financials – 5.7%
Columbia Banking System, Inc.	2,981,933	$80,542,010
Discover Financial Services	707,332	122,531,122
East West Bancorp, Inc.	1,523,630	145,902,809
M&T Bank Corp.	1,149,953	216,202,663
Northern Trust Corp.	1,684,942	172,706,555
Prosperity Bancshares, Inc.	1,121,539	84,507,964
SLM Corp.	5,629,232	155,254,219
		$977,647,342
Pharmaceuticals – 0.3%
Organon & Co.	2,934,498	$43,782,710
Pollution Control – 0.7%
GFL Environmental, Inc.	2,814,850	$125,373,419
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	457,212	$107,307,657
Real Estate – 2.1%
Brixmor Property Group, Inc., REIT	5,058,520	$140,829,197
Jones Lang LaSalle, Inc. (a)	448,584	113,554,554
W.P. Carey, Inc., REIT	2,045,439	111,435,516
		$365,819,267
Real Estate - Storage – 1.4%
Extra Space Storage, Inc., REIT	1,081,591	$161,806,014
STAG Industrial, Inc., REIT	2,189,019	74,032,622
		$235,838,636

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 3.0%
Aramark	3,864,402	$144,180,839
Darden Restaurants, Inc.	451,098	84,215,486
SYSCO Corp.	1,338,768	102,362,201
U.S. Foods Holding Corp. (a)	2,629,927	177,414,875
		$508,173,401
Specialty Chemicals – 2.8%
Ashland, Inc.	1,681,249	$120,142,054
Corteva, Inc.	2,770,448	157,804,718
Dow, Inc.	1,391,080	55,824,040
DuPont de Nemours, Inc.	1,946,921	148,452,726
		$482,223,538
Specialty Stores – 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	1,349,660	$120,592,121
Ross Stores, Inc.	808,783	122,344,605
		$242,936,726
Trucking – 1.6%
J.B. Hunt Transport Services, Inc.	514,927	$87,877,442
Knight-Swift Transportation Holdings, Inc.	1,388,044	73,621,854
XPO, Inc. (a)	797,031	104,530,615
		$266,029,911
Utilities - Electric Power – 7.0%
Alliant Energy Corp.	2,449,100	$144,839,774
CenterPoint Energy, Inc.	3,508,575	111,327,085
CMS Energy Corp.	2,296,150	153,038,398
Edison International	1,227,829	98,029,867
PG&E Corp.	12,277,255	247,755,006
Pinnacle West Capital Corp.	1,451,537	123,046,791
Public Service Enterprise Group, Inc.	2,172,589	183,562,045
Sempra Energy	1,542,167	135,278,889
		$1,196,877,855
Total Common Stocks		$16,775,511,532
Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co.	1,562,173	$95,120,714
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.49% (v)	197,723,938	$197,763,483

Other Assets, Less Liabilities – 0.1%		23,806,634
Net Assets – 100.0%		$17,092,202,363
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $197,763,483 and $16,870,632,246, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,870,632,246	$—	$—	$16,870,632,246
Investment Companies	197,763,483	—	—	197,763,483
Total	$17,068,395,729	$—	$—	$17,068,395,729

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended December 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$303,123,712	$573,165,476	$678,484,162	$(1,113)	$(40,430)	$197,763,483
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,531,290	$—